Note 13 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2015	2014
Allocated shares	139,219	124,790
Unreleased shares	82,961	97,390
Total ESOP shares	222,180	222,180

Fair value of unreleased shares (in thousands)	$1,004	$950

Schedule of Share-based Compensation, Activity [Table Text Block]
	2015		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	41,966	$8.09	53,000	$8.06
Granted	--	--	--	--
Vested	(10,582)	8.06	(11,034)	7.92
Forfeited	(600)	8.10	--	--
Unvested at the end of the year	30,784	$8.10	41,966	$8.09

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2015			2014
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	369,140	$6.30	5.7	369,140	$6.30	6.5
Granted	-	-	-	-	-	-
Exercised	(13,434)	5.00	-	-	-	-
Forfeited	(1,440)	8.10	-	-	-	-
Outstanding at the end of the period	354,266	$6.33	4.7	369,140	$6.30	5.7
Exercisable at the end of the period	261,866	$5.71	2.4	245,618	$5.39	3.3

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield	1.23%
Risk-free interest rate	5.00%
Expected life of options (years)	5.0
Expected stock-price volatility	24.66%